Workforce Reduction	12 Months Ended
Oct. 31, 2016
Work force Reduction Disclosure [Abstract]
Workforce Reduction

13. WORKFORCE REDUCTION

In the year ended October 31, 2015, the Company incurred severance charges in connection with employee layoffs.

Changes in accrued severance liabilities in the year ended October 31, 2015 (in thousands):

2015
Accrued severance liability, beginning of period	$323
Severance costs accrued	840
Payments	(1,163)
Accrued severance liability, end of period	$-